Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 27, 2022	Dec. 31, 2022	Apr. 22, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash		$ 235,864		$ 196,000
Cash equivalents		0		0
Deferred offering costs	$ 6,764,402		$ 6,764,402	99,600
Stock based compensation expense		$ 0
Number of shares granted		16,666
Fair value of shares granted		$ 123,900
Fair value of shares granted per share		$ 7.38
Unrecognized tax benefits		$ 0		0
Accrued interest and penalties		0		$ 0
Federal Depository Insurance coverage		$ 250,000
Antidilutive shares		11,843,500
Proceeds from IPO and Private Placement	$ 115,000,000